Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of minimum future rental payments under operating leases to related parties

Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2015	$869
2016	869
2017	869
2018	869
2019	869
Thereafter	9,679
Total minimum future payments	$14,024